LONG-TERM DEBT - Term Loan Facility (Details) - USD ($) $ in Thousands								3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Feb. 02, 2021	Jan. 25, 2021	Oct. 14, 2020	Aug. 06, 2020	Dec. 18, 2018	Dec. 31, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	May 29, 2019
Debt Instrument [Line Items]
Additional borrowings under amendment													$ 23,000
Long-term debt, net of discount and current portion								$ 208,454	$ 219,967		$ 208,454	$ 216,332
Repayment of debt									164,833	$ 20,925	24,044	5,809
Gain on extinguishment of debt											25
Proceeds used to pay dividend to Parent			$ 110,000
Discount and debt issuance costs								6,651	4,113		6,651	8,968
Amount outstanding, net of discount and issuance costs								221,496	234,201		221,496	223,223
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net								6,651	$ 4,113		$ 6,651	$ 8,968
Effective interest rate									7.24%		8.03%	10.47%
Estimated mandatory prepayment to be paid								0			$ 0	$ 900
Current maturities of long-term debt								13,042	$ 14,234		13,042	6,891
Financing costs									1,250
Term loan
Debt Instrument [Line Items]
Original term loan							$ 215,000
Debt issuance costs incurred				$ 1,200	$ 100		$ 11,500
Additional borrowings under amendment				175,000	$ 20,000
Debt discount								400	$ 1,200		$ 400	500	700
Long-term debt, net of discount and current portion						$ 4,975
Repayment of debt						5,000
Amount of debt extinguished						$ 25,000
Repayment amount to be paid quarterly	$ 3,600			5,800				1,600
Borrowings treated as principal				165,000
Borrowings treated as debt modification				10,000
Proceeds used to repay note to Parent			$ 64,900	175,000
Principal payments calculated as percent of outstanding principal									0.629%		0.629%
Outstanding Borrowings									$ 234,200		$ 221,500	223,200
Discount and debt issuance costs								6,700	4,100		6,700	9,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net								6,700	4,100		6,700	9,000
Unamortized debt issuance costs								6,300	2,900		6,300	8,400
Unamortized discount								400	$ 1,200		400	$ 500	$ 700
Current maturities of long-term debt								$ 13,000			$ 13,000
Term loan | Federal Funds Rate
Debt Instrument [Line Items]
Interest added to the specified index rate									0.05%
Term loan | LIBOR
Debt Instrument [Line Items]
Interest added to the specified index rate											1.00%
Eurocurrency | Term loan
Debt Instrument [Line Items]
Interest added to the specified index rate									6.00%		6.00%
Base
Debt Instrument [Line Items]
Interest added to the specified index rate											5.00%
Base | Term loan
Debt Instrument [Line Items]
Interest added to the specified index rate									5.00%
Subsequent Event
Debt Instrument [Line Items]
Debt issuance costs incurred				$ 1,200
Subsequent Event | Term loan
Debt Instrument [Line Items]
Repayment amount to be paid quarterly		$ 3,300